Changes in consolidated statements of comprehensive income (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in consolidated statements of comprehensive income [line items]
Associated companies' movements in comprehensive income	$ (37)	$ 671	$ (153)
Deferred tax on above items	(661)	138
Fair value adjustments on financial instruments	50	(98)	48
Impact of new tax law income tax relating to available-for-sale financia investments previously recognized through OCI	18
Fair value adjustments on marketable securities
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	348	461	433
Available-for-sale marketable securities	11	1	(130)
Available-for-sale financial investments	47	(87)	80
Associated companies' movements in comprehensive income			(8)
Marketable securities sold		(1)	(1)
Other financial assets sold	(109)	(154)	(103)
Impaired loss on financial assets transferred to the income statement	102	131	194
Deferred tax on above items	(13)	(3)	(4)
Fair value adjustments on financial instruments	38	(113)	28
Value adjustments on comprehensive income at end of period	386	348	461
Fair value adjustments on deferred cash flow hedges
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(3)	(18)	(38)
Amortized net losses on cash flow hedges transferred to the consolidated income statement	13	16	21
Deferred tax on above items	(1)	(1)	(1)
Fair value adjustments on financial instruments	12	15	20
Value adjustments on comprehensive income at end of period	9	(3)	(18)
Total fair value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	345	443	395
Available-for-sale marketable securities	11	1	(130)
Available-for-sale financial investments	47	(87)	80
Associated companies' movements in comprehensive income			(8)
Marketable securities sold		(1)	(1)
Other financial assets sold	(109)	(154)	(103)
Amortized net losses on cash flow hedges transferred to the consolidated income statement	13	16	21
Impaired loss on financial assets transferred to the income statement	102	131	194
Deferred tax on above items	(14)	(4)	(5)
Fair value adjustments on financial instruments	50	(98)	48
Value adjustments on comprehensive income at end of period	$ 395	$ 345	$ 443